Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation
Schedule of stock-based compensation

	Year Ended December 31,
	2012	2013	2014
	(In thousands)
Cost of revenues	$201	$4,253	$755
Sales and marketing	330	6,150	1,583
Product development	638	9,209	4,392
General and administrative	668	11,630	7,049

	$1,837	$31,242	$13,779

Schedule of assumptions used to value the option grants

Year Ended December 31,
	2012	2013	2014*
Stock options:
Expected term (in years)	3.5 - 4.8	3.5 - 4.8	N/A
Expected volatility	60% - 63%	54% -61%	N/A
Risk-free interest rate	0.4% - 0.8%	0.5% - 1.2%	N/A
Expected dividend yield	—	—	—

* No stock options were granted in 2014.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2011	6,728
Granted	(2,175)
Cancelled/expired/forfeited	908
Repurchased	2,625

December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177

December 31, 2013	4,648
Addition (2014 plan)	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738

*In 2013, 0.8 million restricted share units, equivalent to 1.4 million option shares, and 3.4 million stock options were granted under the 2010 plan. In 2014,  3.0 million restricted share units and no stock option were granted under the 2014 plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2011	28,272	$0.41	5.5	$82,726
Granted	2,175	$3.34
Exercise	(3,445)	$0.36
Cancelled/expired/forfeited	(908)	$0.60
Repurchased	(2,625)	$0.36

December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	$—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	$—
December 31, 2014	14,330	$1.28	3.2	$185,684

Vested and expected to vest as of December 31, 2013	18,261	$1.14	4.3	$236,716
Exercisable as of December 31, 2013	8,957	$0.48	3.7	$122,026

Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2013
$0.36 - 0.41	12,571	$0.36	7,989	$0.36	3.7
$0.96 - 1.80	1,324	$1.14	830	$1.14	4.3
$3.25 - $3.36	2,822	$3.30	138	$3.26	5.6
$3.43 - $3.50	1,844	$3.48	—	$—	6.6

	18,561	$1.17	8,957	$0.48	4.3

As of December 31, 2014
$0.36 - 0.41	9,337	$0.37	9,337	$0.37	2.3
$0.96 - 1.80	844	$1.19	764	$1.18	3.1
$3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$3.43 - $3.50	1,607	$3.48	—	$—	5.5

	14,330	$1.28	11,446	$0.76	3.2

Summary of service-based restricted share unit activities
	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44